Transactions with related parties, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party financing, net of unamortized deferred financing costs, Current	$ 0	$ 84,832
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Diana Shipping Inc - Term Loan	0	82,617
Diana Shipping Inc - Term Loan, Current	0	82,617
Diana Shipping Inc - Term Loan, Non-current	0	0
Discount Premium payable to the lenders	0	2,292
Discount Premium payable to the lenders, Current	0	2,292
Discount Premium payable to the lenders, Non-current	0	0
less unamortized deferred financing costs	0	(77)
less unamortized deferred financing costs, Current	0	(77)
less unamortized deferred financing costs, non-current	0	0
Related party financing, net of unamortized deferred financing costs, Total	0	84,832
Related party financing, net of unamortized deferred financing costs, Current	0	84,832
Related party financing, net of unamortized deferred financing costs, Non-current	$ 0	$ 0